13F-HR

1
kenneth.miller@yale.edu
NONE

KENNETH R. MILLER
(203) 432-5761


0000938582
eqed9jp@

12/31/2008

13F-HR

                      UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[ ] is a restatement
				 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Yale University
Address:  55 Whitney Avenue, 5th Floor
          New Haven, CT 06510-1300

13F File Number:	28-4780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person filing the report is authoritzed to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Person:

Name:	David F. Swensen
Title:	Chief Investment Officer
Phone:	(203) 432-0119
Signature, Place and Date of Signing:

David F. Swensen	  New Haven, CT 	February 13, 2009

Report Type [check only one.]:

[X]	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ]	13F COMBINATION REPORT.

List of Other Manager Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

		                	FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:	$91,725  (X$1,000)

List of Other Included Managers:

	None

FORM 13F INFORMATION TABLE
ITEM 1:                       ITEM 2:     ITEM 3:      ITEM 4      ITEM 5:              ITEM 6:   ITEM 7:   ITEM 8:
NAME OF                       CLASS       CUSIP        VALUE       SHARES/        PUT/  INVEST    OTHER     VOTING
ISSUER                        TITLE       NUMBER       (X$1,000)   PRN AMT        CALL  DSCRET'N  MANAG'S   AUTHORITY
ACADIA RLTY TR                COM SHR     004239-10-9  24,131      1,691,003.00         SOLE                SOLE
CELGENE CORP                  COM         151020-10-4  348         6,292.00             SOLE                SOLE
CONCHO RES INC                COM         20605P-10-1  4,630       202,912.00           SOLE                SOLE
CROSSTEX ENERGY INC           COM         22765Y-10-4  1,163       298,269.00           SOLE                SOLE
DOUGLAS EMMETT INC            COM         25960P-10-9  41,601      3,185,349.01         SOLE                SOLE
INFINERA CORPORATION          COM         45667G-10-3  895         99,866.00            SOLE                SOLE
ISHARES TR MSCI EAFE          IDX         464287-46-5  4,532       101,000.00           SOLE                SOLE
ISHARES TR MSCI EMERG         MKT         464287-23-4  6,517       261,000.00           SOLE                SOLE
ISHARES TR S&P 100            IDX         464287-46-5  6,832       158,000.00           SOLE                SOLE
TESCO CORP                    COM         88157K-10-1  643         89,998.00            SOLE                SOLE
WOLVERINE WORLD WIDE INC      COM         978097-10-3  434         20,614.00            SOLE                SOLE





TOTAL                                                  91,725      6,114,303